Brett Agnew Senior Vice President & Deputy General Counsel 8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew@sfgmembers.com

January 16, 2025

VIA EDGAR

Commissioners
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Midland National Life Insurance Company
Midland National Life Separate Account C
Post-Effective Amendment No. 6 to the Registration Statement on Form N-4
File Nos. 333-255058; 811-07772

Commissioners:

On behalf of Midland National Life Insurance Company and Midland National Life Separate Account C, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-255058) which was electronically filed with the Securities and Exchange Commission via EDGAR on January 13, 2025 (Accession No. 0000906564-25-000013).

Please do not hesitate to contact Dodie Kent of Eversheds Sutherland (US) LLP at (212) 389-5080 should you have any questions.

Very truly yours,

/s/ Brett Agnew
Brett L. Agnew
Senior Vice President and Deputy General Counsel

MidlandNational.com